accounting policy developments - Impacts of application of IFRS 16, Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 1,776	$ 1,624
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,577	2,267
Deferred income taxes	115	74
All other operating activities line items - inflows	(541)
Cash provided by operating activities	3,927	4,058
INVESTING ACTIVITIES
Cash used by investing activities	(5,044)	(2,977)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(5,261)	(5,377)
All other financing activities line items	6,499
Cash provided (used) by financing activities	1,238	(1,176)
CASH POSITION
Increase (decrease) in cash and temporary investments, net	121	(95)
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(714)	$ (608)
Excluding effects of IFRS 16
OPERATING ACTIVITIES
Net income	1,739
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,390
Deferred income taxes	102
All other operating activities line items - inflows	(540)
Cash provided by operating activities	3,691
INVESTING ACTIVITIES
Cash used by investing activities	(5,044)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(5,025)
All other financing activities line items	6,499
Cash provided (used) by financing activities	1,474
CASH POSITION
Increase (decrease) in cash and temporary investments, net	121
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(645)
IFRS 16 effects
OPERATING ACTIVITIES
Net income	37
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	187
Deferred income taxes	13
All other operating activities line items - inflows	(1)
Cash provided by operating activities	236
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(236)
Cash provided (used) by financing activities	(236)
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	$ (69)